Acquisition (Recast) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Business Acquisition [Line Items]
Revenues	$ 940.5	$ 723.0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	35.7	53.6
Net Income Attributable to Noncontrolling Interest	0.1	0
Net Income (Loss) Attributable to Parent	35.6	53.6
Net Income (Loss) Allocated to General Partners	26.5	10.4
ENLK Historical [Member]
Business Acquisition [Line Items]
Revenues	936.3	722.5
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	35.0	54.6
Net Income Attributable to Noncontrolling Interest	15.4	10.5
Net Income (Loss) Attributable to Parent	19.6	44.1
Net Income (Loss) Allocated to General Partners	10.5	0.9
Midstream Holdings [Member]
Business Acquisition [Line Items]
Revenues	0	0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	0	0
Net Income Attributable to Noncontrolling Interest	(15.3)	(10.5)
Net Income (Loss) Attributable to Parent	15.3	10.5
Net Income (Loss) Allocated to General Partners	15.3	10.5
E2 [Member]
Business Acquisition [Line Items]
Revenues		0.5
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest		(0.1)
Net Income Attributable to Noncontrolling Interest		0
Net Income (Loss) Attributable to Parent		(0.1)
Net Income (Loss) Allocated to General Partners		(0.1)
VEX [Member]
Business Acquisition [Line Items]
Revenues	4.2	0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	0.7	(0.9)
Net Income Attributable to Noncontrolling Interest	0	0
Net Income (Loss) Attributable to Parent	0.7	(0.9)
Net Income (Loss) Allocated to General Partners	$ 0.7	$ (0.9)